NOTE 35. PARENT ENTITY INFORMATION	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
NOTE 35. PARENT ENTITY INFORMATION

NOTE 35. PARENT ENTITY INFORMATION (UNAUDITED)

Set out below is the supplementary information about the parent entity.

Statement of Comprehensive Income

	Company
	December 31, 2020 A$	December 31, 2019 A$	December 31, 2018 A$
Loss after income tax	2,097,600	1,635,241	3,926,487
Other comprehensive income	-	-	-
Total comprehensive loss	2,097,600	1,635,241	3,926,487

Statement of Financial Position

	Company
	December 31, 2020	December 31, 2019
	A$	A$
Total non-current assets	2,382	3
Total current assets	28,456,242	12,521,701
Total assets	28,458,624	12,521,704
Total current liabilities	5,931,676	1,085,124
Total liabilities	5,931,676	1,085,124
Total assets less liabilities	22,526,948	11,436,580

Equity
Issued capital	32,089,997	18,902,029
Accumulated losses	(9,563,049)	(7,465,449)
Total equity	22,526,948	11,436,580

Guarantees entered into by the parent entity in relation to the debts of its subsidiary

Other than as disclosed in this Annual Report, the parent entity had not guarantee debts of its subsidiary companies.

Contingent liabilities

Other than as disclosed in this Annual Report, the parent entity had no contingent liabilities as at December 31, 2020 and December 31, 2019.

Capital commitments – plant and equipment

The parent entity has no capital commitments for plant and equipment as at December 31, 2020 and December 31, 2019.

Significant accounting policies

The accounting policies of the parent entity are consistent with those of the Group, as disclosed in Note 3, except for:

-	Investments in subsidiaries are accounted for at cost, less any impairment, in the parent entity,

-	Dividends received from subsidiaries are recognized as other income by the parent entity and its receipt may be an indicator of impairment.